RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 08, 2022	May 12, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 20, 2023	Jun. 02, 2023	Apr. 21, 2023
Related Party Transaction [Line Items]
Proceeds From Related Party Advances						$ 60,150		$ (491,250)	$ 387,884	$ 625,700	$ 22,394
Advances - related parties			$ 34,585	$ 410,278	$ 143,514	82,544	$ 143,514	34,585	410,278	525,835	22,394
Expenses recorded			4,307,852	2,115,260	864,594	397,734	1,262,328	7,899,200	3,377,588	8,716,023	969,195
Working Capital Loan Outstanding			2,372,033					2,372,033		625,700	0
Due to related party				581,700	451,700	300,000	451,700		581,700
Outstanding			$ 2,875,000	2,875,000	$ 0	$ 0	$ 0	2,875,000	2,875,000	2,875,000	0
Litigation settlement amount awarded to other party								$ 500,000
Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Price per unit			$ 8					$ 8
Debt instrument conversion price												$ 10
Outstanding												$ 500,000
Non-interest bearing convertible promissory notes payable			$ 40,000,000					$ 40,000,000
Warrants outstanding			0.5					0.5
Digital World Convertible Notes [Member] | Digital World Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common shares, shares outstanding			1					1
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month								$ 15,000		15,000
Expenses recorded			$ 0	45,000				45,000	90,000	180,000	56,000
Working capital loans
Related Party Transaction [Line Items]
Maximum loans convertible into units										$ 1,500,000
Price per unit										$ 10
Founder Shares
Related Party Transaction [Line Items]
Debt instrument face amount													$ 10,000,000
Founder Shares | Two Million Dollars Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													2,000,000
Founder Shares | Ten Million Dollars Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													10,000,000
Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													$ 2,000,000
Note [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price													$ 10
Administrative Support Agreement with Renatus LLC [Member]
Related Party Transaction [Line Items]
Expenses recorded			45,000	$ 0				60,000	$ 0
Agreement with Law Firm [Member]
Related Party Transaction [Line Items]
Note payable			500,000					500,000
Sponsor
Related Party Transaction [Line Items]
Working Capital Loan Warrant			1,000,000					1,000,000		$ 1,000,000
Debt instrument interest rate		0.00%
Debt instrument convertible into warrants		$ 1,500,000
Debt instrument conversion price		$ 10
Proceeds From Related Party Advances								2,606		425,835
Outstanding										2,875,000
Amount paid behalf of the company								470,835		470,835
Sponsor | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price	$ 10	$ 10												$ 10
Debt instrument face amount	$ 2,875,000
Long-Term Debt, Gross			2,875,000					2,875,000		2,875,000
Outstanding		$ 30,000,000												$ 1,275,000
Sponsor | Minimum [Member]
Related Party Transaction [Line Items]
Working Capital Loan Outstanding		1,500,000
Sponsor | Maximum [Member]
Related Party Transaction [Line Items]
Working Capital Loan Outstanding		$ 30,000,000
Sponsor | Working capital loans
Related Party Transaction [Line Items]
Working Capital Loan Outstanding										625,700	0
Sponsor | Note [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate	0.00%
Debt instrument conversion price	$ 10
Debt instrument payment terms	repayable in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective.
Debt instrument face amount	$ 2,875,000													1,125,700
Sponsor | Note [Member] | Tranche One [Member]
Related Party Transaction [Line Items]
Debt instrument face amount														625,700
Sponsor | Note [Member] | Tranche Two [Member]
Related Party Transaction [Line Items]
Debt instrument face amount														$ 500,000
Director [Member]
Related Party Transaction [Line Items]
Proceeds From Related Party Advances								31,979		100,000
Advances - related parties										100,000
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties			0					0
Related Party [Member] | Administrative Support Agreement
Related Party Transaction [Line Items]
Accounts payable, related parties			221,000					221,000		176,000	$ 11,000
Related Party [Member] | Related Party Loans
Related Party Transaction [Line Items]
Due to related party										$ 0
Related Party [Member] | Note [Member]
Related Party Transaction [Line Items]
Outstanding			1,205,333					1,205,333
Sponsor or its affiliates or the Company's officers or directors [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Non-interest bearing convertible promissory notes payable			30,000,000					30,000,000
To either third parties providing services or making loans to the company or to the sponsor or its affiliates or the company's officers or directors [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Non-interest bearing convertible promissory notes payable			$ 10,000,000					$ 10,000,000